Segment reporting - Summary of financial information of segment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments
Total revenue	€ 100,796	€ 115,768	[1]
Cost of sales	(41,310)	(48,945)	[1]
Gross profit	59,486	66,823	[1]
Depreciation and amortization	16,222	20,702
Of which: Right-of-use assets	12,673	15,358
Other	3,549	5,344
Provisions and impairment losses	(5,175)	(2,982)
Sales outside the Group
Disclosure of operating segments
Total revenue	100,796	115,768
Operating segments | Lanvin
Disclosure of operating segments
Total revenue	22,924	27,932
Cost of sales	(9,572)	(12,750)
Gross profit	13,352	15,182
Depreciation and amortization	6,077	8,137
Of which: Right-of-use assets	4,701	5,919
Other	1,376	2,218
Provisions and impairment losses	(4,171)	(1,827)
Operating segments | Lanvin | Sales outside the Group
Disclosure of operating segments
Total revenue	22,782	27,932
Operating segments | Lanvin | Intra-Group sales
Disclosure of operating segments
Total revenue	142
Operating segments | Wolford
Disclosure of operating segments
Total revenue	31,017	32,985
Cost of sales	(12,432)	(14,481)
Gross profit	18,585	18,504
Depreciation and amortization	4,336	5,115
Of which: Right-of-use assets	3,480	4,058
Other	856	1,057
Provisions and impairment losses	45	1,045
Operating segments | Wolford | Sales outside the Group
Disclosure of operating segments
Total revenue	31,017	32,985
Operating segments | St. John
Disclosure of operating segments
Total revenue	35,505	39,654
Cost of sales	(10,793)	(12,403)
Gross profit	24,712	27,251
Depreciation and amortization	4,549	5,337
Of which: Right-of-use assets	3,704	4,305
Other	845	1,032
Provisions and impairment losses	(934)	755
Operating segments | St. John | Sales outside the Group
Disclosure of operating segments
Total revenue	35,505	39,654
Operating segments | Sergio Rossi
Disclosure of operating segments
Total revenue	10,932	15,314
Cost of sales	(7,881)	(9,059)
Gross profit	3,051	6,255
Depreciation and amortization	1,252	2,080
Of which: Right-of-use assets	788	1,076
Other	464	1,004
Provisions and impairment losses	(115)	(2,955)
Operating segments | Sergio Rossi | Sales outside the Group
Disclosure of operating segments
Total revenue	10,782	14,961
Operating segments | Sergio Rossi | Intra-Group sales
Disclosure of operating segments
Total revenue	150	353
Operating segments | Other and holding companies
Disclosure of operating segments
Total revenue	3,029	3,387
Cost of sales	(756)	(353)
Gross profit	2,273	3,034
Depreciation and amortization	8	33
Other	8	33
Operating segments | Other and holding companies | Sales outside the Group
Disclosure of operating segments
Total revenue	710	236
Operating segments | Other and holding companies | Intra-Group sales
Disclosure of operating segments
Total revenue	2,319	3,151
Eliminations and Unallocated
Disclosure of operating segments
Total revenue	(2,611)	(3,504)
Cost of sales	124	101
Gross profit	(2,487)	(3,403)
Eliminations and Unallocated | Intra-Group sales
Disclosure of operating segments
Total revenue	€ (2,611)	€ (3,504)

[1]	The consolidated statements of profit or loss for the six months ended June 30, 2025 have been restated in accordance with IFRS 5, with the results of Caruso Brand presented as a discontinued operation (see Note 8).